Operating segments - additional information - Consolidated sales revenue by destination (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	100.00%	100.00%	100.00%
Consolidated sales revenue	$ 44,611	$ 43,165	$ 40,522
China
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	58.10%	51.30%	44.60%
Consolidated sales revenue	$ 25,940	$ 22,135	$ 18,061
Asia (excluding China and Japan)
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	10.20%	10.60%	11.50%
Consolidated sales revenue	$ 4,536	$ 4,558	$ 4,665
United States of America
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	10.90%	14.20%	15.60%
Consolidated sales revenue	$ 4,867	$ 6,125	$ 6,337
Japan
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	7.50%	8.90%	9.60%
Consolidated sales revenue	$ 3,354	$ 3,855	$ 3,873
Europe (excluding UK)
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	5.90%	6.00%	9.30%
Consolidated sales revenue	$ 2,623	$ 2,610	$ 3,788
Canada
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	2.90%	3.30%	3.30%
Consolidated sales revenue	$ 1,289	$ 1,478	$ 1,330
Australia
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	1.70%	1.70%	1.80%
Consolidated sales revenue	$ 745	$ 737	$ 720
UK
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	0.50%	0.60%	0.70%
Consolidated sales revenue	$ 242	$ 248	$ 264
Other countries
Disclosure of geographical areas [line items]
Percentage of consolidated sales revenue	2.30%	3.40%	3.60%
Consolidated sales revenue	$ 1,015	$ 1,419	$ 1,484